Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	Explanatory NoteOn April 30, 2026, Bakkt, Inc. (“Bakkt” or the “Company”) filed its definitive proxy statement (the “Proxy Statement”) with the Securities and Exchange Commission (“SEC”) for its annual meeting of stockholders to be held on June 23, 2026 (the “Annual Meeting”).The Company is filing this amendment to the Proxy Statement (this “Amendment”) to (i) correct the number of outstanding shares of the Company’s Class A common stock as of the record date for the Annual Meeting, (ii) correct certain disclosures relating to director and officer compensation, including by replacing the disclosures under “Compensation Tables— Outstanding Equity Awards at Fiscal 2025 Year-End” and “Equity Compensation Plan Information—Pay Versus Performance” for the fiscal year ended December 31, 2025, and (iii) replace the form of proxy card included in the Proxy Statement.This Amendment consists of the cover page, this explanatory note, revised and supplemental disclosure under the sections of the Proxy Statement identified below and the corrected form of proxy card. Except as specifically amended or supplemented by this Amendment, no other changes have been made to the Proxy Statement. This Amendment does not reflect events occurring after the date of the Proxy Statement and does not update any disclosures contained in the Proxy Statement to reflect facts or events occurring after the date of the Proxy Statement, except to the extent expressly set forth herein.
Entity Information [Line Items]
Entity Registrant Name	BAKKT, INC.
Entity Central Index Key	0001820302